Financial instruments by category (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Financial Assets
The table below details the financial instruments as of March 31, 2024:

As of March 31, 2024
(EUR thousand)
Assets as per statement of financial position	At amortized cost	At FVPL	At FVOCI	Total
Other investments	—	—	4,995	4,995
Other non-current financial assets	13,388	2,512	—	15,900
Trade receivables	248,227	—	—	248,227
Other current receivables(1)	33,260	44	1,640	34,944
Cash and cash equivalents	87,462	—	—	87,462
Balance as of March 31, 2024	382,337	2,556	6,635	391,528
(1) excluding other non-financial receivables
The table below details the financial instruments as of March 31, 2023:

As of March 31, 2023
(EUR thousand)
Assets as per statement of financial position	At amortized cost	At FVPL	At FVOCI	Total
Other investments	—	—	7,051	7,051
Other non-current financial assets	11,807	2,400	—	14,207
Trade receivables	191,469	—	—	191,469
Other current receivables(1)	16,256	107	—	16,363
Cash and cash equivalents	240,546	—	—	240,546
Balance as of March 31, 2023	460,078	2,507	7,051	469,636
(1) excluding other non-financial receivables

Disclosure of Financial Liabilities

As of March 31, 2024
(EUR thousand)
Liabilities as per statement of financial position	At amortized cost	At FVPL	At FVOCI	Total
Loans and borrowings	588,867	—	—	588,867
Other non-current financial liabilities	17,474	1,830	—	19,304
Other current financial liabilities	11,225	2,464	—	13,689
Trade payables	281,998	—	—	281,998
Other current liabilities(1)	22,659	—	—	22,659
Accrued liabilities(1)	48,691	—	—	48,691
Balance as of March 31, 2024	970,914	4,294	—	975,208
(1) excluding other non-financial liabilities

As of March 31, 2023
(EUR thousand)
Liabilities as per statement of financial position	At amortized cost	At FVPL	At FVOCI	Total
Loans and borrowings	788,836	—	—	788,836
Other non-current financial liabilities	15,215	3,596	—	18,811
Other current financial liabilities	6,984	12,243		19,227
Trade payables	209,106	—	—	209,106
Other current liabilities (1)	19,985	—	—	19,985
Accrued liabilities (1)	48,444	—	—	48,444
Balance as at March 31, 2023	1,088,570	15,839	—	1,104,409
(1) excluding other non-financial liabilities